STOCKHOLDERS' EQUITY - Stock Options and RSUs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Additional disclosures
Weighted average period to recognize unrecognized share-based compensation expense	2 years 2 months 12 days
Fair market value of common stock (in dollars per share)					$ 3.475
Cash received from option exercises		$ 47,676	$ 47,678	$ 250
Stock options
Weighted-average valuation assumptions
Estimated annual dividends			$ 0
Risk free interest rate (as a percent)			1.50%	0.90%
Expected life (years)			5 years 3 months 4 days	3 years 1 month 6 days
Expected share price volatility (as a percent)			91.90%	64.30%
Estimated dividend rate (as a percent)			0.00%	0.00%
Number of Shares
Outstanding at the beginning of the period (in shares)	1,451,298	740,954	740,954	334,981
Granted			934,000	474,350
Exercised (in shares)			(82,616)	(715)
Expired (in shares)			(102,533)	(4,287)
Forfeited (in shares)			(38,507)	(63,375)
Outstanding at the end of the period (in shares)			1,451,298	740,954
Vested and exercisable at the end of the period (in shares)			535,111
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 2.64	$ 4.35	$ 4.35	$ 4.16
Granted			1.34	4.45
Exercised (in dollars per share)			0.58	0.35
Expired (in dollars per share)			4.53	0.35
Forfeited (in dollars per share)			3.21	4.45
Outstanding at the end of the period (in dollars per share)			2.64	$ 4.35
Vested and exercisable at the end of the period (in dollars per share)			$ 4.04
Weighted Average Remaining Contractual Term
Outstanding at the end of the period			7 years 8 months 9 days
Vested and exercisable at the end of the period			5 years 7 months 28 days
Additional disclosures
Unrecognized compensation expense			$ 1,221,000
Weighted average period to recognize unrecognized share-based compensation expense			5 years 10 months 24 days
Fair market value of common stock (in dollars per share)			$ 0.23
Total intrinsic value of options exercised (in dollars)			$ 159,000	$ 3,000
Cash received from option exercises			48,000	$ 250
Restricted stock units
Additional disclosures
Total unrecognized stock-based compensation expense			$ 387,000
Weighted average period to recognize unrecognized share-based compensation expense			1 year 10 months 24 days
Total Restricted Stock Units
Outstanding at the beginning of the period (in shares)	479,476	641,834	641,834	721,788
Granted (in shares)			19,667	15,000
Shares issued			(166,779)	(81,829)
Forfeited (in shares)			(15,246)	(13,125)
Outstanding at the end of the period (in shares)			479,476	641,834
Weighted Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 5.40	$ 5.55	$ 5.55	$ 5.66
Granted (in dollars per share)			2.87	2.92
Shares issued (in dollars per share)			5.75	6.11
Forfeited (in dollars per share)			4.68	4.97
Outstanding at the end of the period (in dollars per share)			$ 5.40	$ 5.55